Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net from continuing operations consisted of the following:

	June 30, 2025	December 31, 2024

Vehicles	$361,935	$355,204
Office equipment	225,715	217,093
Leasehold improvement	113,739	111,624
Less: accumulated depreciation	(580,813)	(544,738)
	$120,576	$139,183

Depreciation expense was $25,439 and $66,901 for the six months ended June 30, 2025 and 2024, respectively.